INCOME TAXES (Income Tax Rate - Narrative) (Details) (USD $)	12 Months Ended							1 Months Ended		36 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Oct. 31, 2011	Nov. 30, 2008	Sep. 30, 2014	Jan. 31, 2008
INCOME TAXES [Line Items]
Statutory income tax rate (as a percent)	25.00%
CDTC [Member]
INCOME TAXES [Line Items]
Preferential tax rate during the transition period (as a percent)		25.00%	25.00%	24.00%	22.00%	20.00%	18.00%
Shenzhen HDTV [Member]
INCOME TAXES [Line Items]
Preferential tax rate during the transition period (as a percent)		25.00%	25.00%	24.00%	22.00%	20.00%	18.00%
DMG [Member]
INCOME TAXES [Line Items]
Preferential tax rate during the transition period (as a percent)		25.00%	25.00%	24.00%	22.00%	20.00%	18.00%
VisionChina Media Group [Member]
INCOME TAXES [Line Items]
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise								3 years	3 years	6 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Eastlong Technology [Member]
INCOME TAXES [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise					3 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)			15.00%	15.00%	15.00%
Shenzhen Huadingshi Digital Technology Co., Ltd. [Member]
INCOME TAXES [Line Items]
Statutory income tax rate (as a percent)	25.00%
Luzhou Huashi [Member]
INCOME TAXES [Line Items]
Preferential tax rate upon the entity being recognized as a local government encouraged enterprise (as a percent)	25.00%	15.00%	7.50%	7.50%	7.50%
Jiangxi Huashi [Member]
INCOME TAXES [Line Items]
Percentage of revenues considered taxable as per deemed-profit-rate method	16.00%	16.00%	16.00%
Additional amount payable if deemed-profit-rate method is not allowed		140,000	397,000
Hong Kong [Member]
INCOME TAXES [Line Items]
Statutory income tax rate (as a percent)	16.50%
PRC [Member]
INCOME TAXES [Line Items]
Statutory income tax rate (as a percent)											25.00%
Lower rate applicable and transition to new rate period	5 years